Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Financial Support For Nonconsolidated Legal Entity [Abstract]
Investments in Subsidiaries

	Place of	Principal	Percentage of Ownership as at December 31,
Subsidiaries	Incorporation	activity	2016	2017
Consolidated principal subsidiaries:
Nam Tai Electronic & Electrical Products Limited (“NTEEP”)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited (“NTHL”)	BVI	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”) (1)	Hong Kong	In liquidation	—	—
Inno Consultant Company Limited (“ICCL”) (2)	Hong Kong	Management Consultant	—	100%
Namtai Investment (Shenzhen) Co., Ltd. (“NTISZ”)	PRC	Investment holding	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Property development and management	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Inactive	100%	100%

(1)	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013.

(2)     ICCL was incorporated by NTSZ in 2017